IRA Ideal!

Defined Asset Funds (SM)

SELECT SERIES

Standard & Poor's
Intrinsic Value Portfolio

1998
SERIES
C

A Value Approach
to Selecting
Mid to Large Cap
Growth Stocks

[ML LOGO] Merrill Lynch

A Value Approach to Selecting Mid to Large Cap Growth Stocks

AT ONE TIME, it was thought that intrinsic value and "book" or liquidation value were the same. Intrinsic Value, however, goes beyond these traditional measurements in search of earnings value. The screening process asks what is the company's business worth? What is its future earnings potential? Standard & Poor's*,(0) our Portfolio Consultant, seeks to determine if the current market price justifies the purchase of a stock. The goal is to identify those stocks whose intrinsic value is higher than the current market price.

Determining Intrinsic Value

Standard & Poor's has developed a proprietary analytical process using a combination of fundamental and valuation measurements which seeks to identify stocks with growth potential. This process uses a quantitative analysis and a series of screens to select stocks for the Intrinsic Value Portfolio.

The Standard & Poor's Intrinsic Value Portfolio

------------
   * Standard &Poor's is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's.

The Portfolio seeks capital appreciation by investing, for about one year, in stocks believed to have potential for growth based on a combination of fundamental and valuation measurements. After one year, you may roll your investment into a new Portfolio, if available. Although this Portfolio is a one year investment, we recommend you stay with the Strategy for at least three to five years for potentially more consistent results.

About Defined Asset Funds--Time In The Market

We believe that the disciplined strategy of buying and holding stocks with a long-term view can help in meeting our investors' needs. For income, for growth or for total return, time in the market can be an effective strategy for growing your portfolio, and this philsophy is the cornerstone of Defined Asset Funds (SM).


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                          Select S&P Intrinsic Value Portfolio- The Screening Process
--------------------------------------------------------------------------------------------------
Free Cash Flow                Compustat           Companies with High Free Cash Flow
greater than $20              Database            Free Cash Flow of more than $20 million for
million                       10,258              the last year.  This measure is calculated by
                              Stocks              adding a company's net income,
                                                  depreciation and amortization, and then
                                                  subtracting its capital expenditures.  This is
                                                  intended to identify companies with high
                                                  positive cash flows.
--------------------------------------------------------------------------------------------------
Net Margins of                1,552 Stocks        Profitability
15% or more                                       Net Profit Margins of 15% or more for the
                                                  last year.  This represents net income,
                                                  divided by sales.  It measures a company's
                                                  franchise value.
--------------------------------------------------------------------------------------------------
Return on                     220 Stocks          Return on Equity of more than 15% for the
equity of 15%                                     last three fiscal years and the last four
or more                                           quarters.
                                                  Return on equity is net income as a
                                                  percentage of common equity.  This is
                                                  intended to measure how efficiently the
                                                  company is using its capital.
--------------------------------------------------------------------------------------------------

                                       2



--------------------------------------------------------------------------------------------------
                          Select S&P Intrinsic Value Portfolio- The Screening Process
--------------------------------------------------------------------------------------------------
Market                        94 Stocks           Market Acceptance
Acceptance                                        Good Value of reinvested earnings.  To pass
                                                  this screen, growth in market capitalization
                                                  must exceed the growth in retained earnings
                                                  of the company over the last five years.  This
                                                  screen selects companies that have been able
                                                  to add more than a dollar of market value for
                                                  every additional dollar of earnings retained.
                                                  This measures market acceptance and
                                                  momentum.
--------------------------------------------------------------------------------------------------
Eliminate                     47 Stocks           Eliminate Overpriced Stocks
Overpriced                                        Stock trades below Intrinsic Value.  Only
Stocks                                            stocks whose current price is below the
                                                  present value of their estimated free cash
                                                  flow, as calculated by Standard & Poor's,
                                                  will be included.
--------------------------------------------------------------------------------------------------
Defined Funds                 33 Stocks           Liquidity
Liquidity                     Intrinsic           Defined Asset Funds reviews the remaining
Screen                        Value               stocks for market capitalization, liquidity
                              Portfolio           and other factors.  Only the stocks that pass
                                                  all of the screens are included in the Intrinsic
                                                  Value Portfolio.
--------------------------------------------------------------------------------------------------

Past Performance of Prior Standard & Poor's Intrinsic Value Portfolios
---------------------------------------------------------------------------
Past performance is no guarantee of future results.

Series From Inception Through            Most Recently Completed Portfolio
9/30/98 (including annual rollovers)
---------------------------------------------------------------------------
Inception     Series     Return+          Period       Series      Return+
11/21/96        C         3.47%          11/21/96-        C         7.08%
                                         12/19/97

4/2/97          A         6.30            4/2/97-         A          32.93
                                         5/15/98

8/6/97          B       -21.40            8/6/97-         B          -8.51
                                          9/2/98

+ Average annual total returns represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series From Inception differ from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on annual rollovers and different performance periods.

---------------------------------------------------------------------------------------------
SELECT S&P INTRINSIC VALUE PORTFOLIO - 1998 SERIES C
---------------------------------------------------------------------------------------------
COMPANY                           SYMBOL        DESCRIPTION                 % OF PORTFOLIO
---------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS                                                                 18.94%
---------------------------------------------------------------------------------------------
Altera Corporation                ALTR          Designs, manufactures and markets
                                                programmable logic devices and
                                                developmental tools.
---------------------------------------------------------------------------------------------
EMC Corporation                   EMC           Develops and markets new computer
                                                memory devices for information storage
                                                and retrieval.
---------------------------------------------------------------------------------------------
Gentex Corporation                GNTX          Designs, develops, manufactures and
                                                markets products using electro-optic
                                                technology.
---------------------------------------------------------------------------------------------
Intel Corporation                 INTC          Worldwide manufacturer and vendor of
                                                micro-computer components and related
                                                products.
---------------------------------------------------------------------------------------------
Linear Technology                 LLTC          Designs, manufactures and markets
Corporation                                     linear integrated circuits for
                                                telecommunications applications.
---------------------------------------------------------------------------------------------
Xilinx, Inc.                      XLNX          Largest supplier of programmable logic
                                                devices and computer chips that can be
                                                custom-programmed by the user.
---------------------------------------------------------------------------------------------
MEDICAL/HEALTH CARE                                                                   18.74%
---------------------------------------------------------------------------------------------

                                       4


---------------------------------------------------------------------------------------------
American Home                     AHP           Discovers, develops, manufactures,
Products Corporation                            distributes and sells health care and
                                                agricultural products.
---------------------------------------------------------------------------------------------
Ballard Medical                   BMP           Manufactures and markets specialized
Products                                        medical products which are sold to
                                                hospitals and medical facilities in 66
                                                countries.
---------------------------------------------------------------------------------------------
Biomet, Inc.                      BMET          Designs, develops, produces, and
                                                markets products used primarily for
                                                othopedic surgical and non-surgical
                                                therapy.
---------------------------------------------------------------------------------------------
Johnson & Johnson                 JNJ           Manufactures and sells a variety of
                                                health care and other products including
                                                surgical instruments and non-
                                                prescription drugs.
---------------------------------------------------------------------------------------------
Lincare Holdings, Inc.            LNCR          Operating over 260 centers, Lincare
                                                supplies oxygen and other vital
                                                respiratory therapy services to in-home
                                                patients.
---------------------------------------------------------------------------------------------
Watson                            WPI           Develops, produces, markets, and
Pharmaceuticals, Inc.                           distributes off-patent and branded
                                                pharmaceutical products.
---------------------------------------------------------------------------------------------
FINANCIAL SERVICES                                                                    15.35%
---------------------------------------------------------------------------------------------
CMAC Investment                   CMT           The holding company for
Corporation                                     Commonwealth Mortgage Assurance
                                                Company, CMAC provides private
                                                mortgage insurance coverage.
---------------------------------------------------------------------------------------------
Franklin Resources, Inc.          BEN           Franklin specializes in mutual fund
                                                operations, insurance products, and also
                                                manages real estate.
---------------------------------------------------------------------------------------------
MGIC Investment                   MTG           One of the leading providers of
Corporation                                     mortgage insurance to lenders.
---------------------------------------------------------------------------------------------
Price (T.Rowe)                    TROW          An investment advisor to T. Rowe Price
Associates                                      Mutual Funds, other sponsored
                                                investment products and private
                                                accounts.
---------------------------------------------------------------------------------------------

                                       5



---------------------------------------------------------------------------------------------
SLM Holding                       SLM           Provides financial services, processing
Corporation                                     capabilities and information technology
                                                for educational institutions, lenders,
                                                students and others.
---------------------------------------------------------------------------------------------
COMPUTER SOFTWARE                                                                     9.53%
---------------------------------------------------------------------------------------------
BMC Software, Inc.                BMCS          Provides systems management solutions
                                                for host mainframe and distributed
                                                information systems. BMC also sells
                                                and provides maintenance, enhancement
                                                and support services for its products.
---------------------------------------------------------------------------------------------
Cognos, Inc.(1)                   COGNF         Supplies business intelligence software
                                                and develops software tools for
                                                application development.
---------------------------------------------------------------------------------------------
Microsoft Corporation             MSFT          Develops, manufactures, licenses and
                                                supports computer software products.
                                                Microsoft offers operating systems,
                                                networking, database and spreadsheet
                                                programs, books and other computer
                                                products.
---------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                                                                    9.43%
---------------------------------------------------------------------------------------------
Ameritech Corporation             AIT           Provides a variety of communication
                                                services including local and long
                                                distance telephone, paging and on-line
                                                services.
---------------------------------------------------------------------------------------------
ECI                               ECILF         Designs, develops manufactures and
Telecommunications(2)                           markets digital telecommunications and
                                                data transmission systems for
                                                corporations.
---------------------------------------------------------------------------------------------
Tellabs, Inc.                     TLAB          Designs, manufactures, markets and
                                                services data, video and voice signals.
---------------------------------------------------------------------------------------------

------------
(1) This is a Canadian corporation. The current annual dividends per share, if any, will be subject to witholding tax.

(2) This is an Israeli corporation. The current annual dividends per share, if any, will be subject to withholding tax.

                                       6


---------------------------------------------------------------------------------------------
PROPERTY/CASULTY INSURANCE                                                            9.35%
---------------------------------------------------------------------------------------------
HSB Group, Inc.                   HSB           This holding company provides
                                                insurance against losses from accidents
                                                to boilers, pressure vessels and
                                                mechanical/electrical equipment.
---------------------------------------------------------------------------------------------
Mercury General                   MCY           A specialty writer of auto insurance for
Corporation                                     all risk classifications, Mercury operates
                                                primarily in California.
---------------------------------------------------------------------------------------------
Mutual Risk                       MM            Provides risk-management services for
Management, Ltd.(3)                             clients who need an alternative to
                                                commercial insurance for their risk
                                                exposure.
---------------------------------------------------------------------------------------------
AIRLINES                                                                              3.18%
---------------------------------------------------------------------------------------------
COMAIR Holdings, Inc.             COMR          The holding company for COMAIR,
                                                Inc., a regional air carrier that serves
                                                approximately 80 cities.
---------------------------------------------------------------------------------------------
METAL PROCESSORS                                                                      3.15%
---------------------------------------------------------------------------------------------
Kaydon Corporation                KDN           Designs, manufactures and sells
                                                custom-engineered products including
                                                filters, shaft seals, bearing systems and
                                                components.
---------------------------------------------------------------------------------------------
TOBACCO                                                                               3.14%
---------------------------------------------------------------------------------------------
UST, Inc.                         UST           Through its subsidiaries, it produces and
                                                markets smokeless tobacco products.
                                                UST also markets wine, craft beers and
                                                cigars.
---------------------------------------------------------------------------------------------
PUBLISHING/NEWSPAPERS                                                                 3.12%
---------------------------------------------------------------------------------------------
Washington Post                   WPO           Diversified media organization whose
Company                                         principal operations include
                                                newspaper/magazine publishing,
                                                broadcasting and cableTV systems.
---------------------------------------------------------------------------------------------

---------
(3) This is a Bermuda corporation.  The current annual dividends per share, if any, will not be subject to withholding tax.

                                       7



---------------------------------------------------------------------------------------------
BUILDING PRODUCTS                                                                     3.09%
---------------------------------------------------------------------------------------------
Lone Star Industries,             LCE           Produces cement, concrete, sand, gravel
Inc.                                            and precast concrete products.
---------------------------------------------------------------------------------------------
MULTIMEDIA                                                                            2.98%
---------------------------------------------------------------------------------------------
 Gannett Company, Inc.            GCI           Owns/operates 87 daily newspapers
                                                including USA Today, as well as 20
                                                major market television stations and a
                                                cable division serving five states.
---------------------------------------------------------------------------------------------


Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors who can assume the risks associated with equity investments having above-average price volatility. It may not be appropriate for investors seeking preservation of capital or current income.
o There can be no assurance that the Portfolio will meet its objectives or that it will outperform general stock indexes, especially during periods of sharply rising stock prices.
o The value of your investment will fluctuate with the prices of the underlying stocks. Stock prices can be volatile. There can be no assurance that these prices will not decrease.

Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs.

In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and, after the initial offering period, the charge for organization costs. Accordingly, you should not increase the tax basis in your units by these charges .

Generally, dividends and any gains will be subject to tax each year; whether or not reinvested. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 20% for individuals.

However, on rollovers to future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

                                  As a % of Public     Amount Per 1,000 Units
                                   Offering Price
------------------------------------------------------------------------------
     Initial Sales Charge               1.00%                  $10.00
    Deferred Sales Charge               1.75%                  $17.50
                                     =========================================
     Maximum Sales Charge               2.75%                  $27.50
  Estimated Annual Operating           0.196%                   $1.94
           Expenses
    (as a % of net assets)
Estimated Organization Costs                                    $3.03
------------------------------------------------------------------------------


If you sell your units before termination, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial charge will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

-------------------------------------------------------------------------
       Amount Purchased            Total Sales Charge as a % of Public
                                             Offering Price
-------------------------------------------------------------------------
      Less than $50,000                           2.75%
-------------------------------------------------------------------------
      $50,000 to $99,999                          2.50%
-------------------------------------------------------------------------
     $100,000 to $249,999                         2.00%
-------------------------------------------------------------------------

-------------------------------------------------------------------------
     $250,000 to $999,999                         1.75%
-------------------------------------------------------------------------
     $1,000,000 or more                           1.00%
-------------------------------------------------------------------------

Don't Delay

Call your financial professional for a free prospectus containing more complete information, including all sales charges, expenses and risks. Read the prospectus carefully before you invest.

The information in this brochure is not complete and may be changed. We may not sell securities of the next portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Defined Asset Funds(SM)

Buy With Knowledge  Hold With Confidence

EQUITY INVESTOR FUNDS
Other Select Series

Select Ten Portfolio
(DJIA)
United Kingdom Portfolio
(Financial Times Index)
Select Growth Portfolio
Select S&P Industrial Portfolio
Select S&P Industry Turnaround Portfolio

Concept Series

Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

Equity Investor Funds

Index Series

S&P 500 Index Trust
S&P MidCap Index Trust

FIXED-INCOME FUNDS

Corporate Funds
Government Funds
Municipal Trusts

                                         11571BR-12/98
(copyright logo) 1998 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.